May 4, 2016

VIA EDGAR

Disclosure Review and Accounting Office

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E. (Mail Stop 5-6)

Washington, D.C. 20549

ATTN: Document Control—EDGAR

RE:	RiverSource Variable Account 10 (“Registrant”)

RiverSource RAVA 5 Advantage Variable Annuity

(Offered for contract applications signed on or after 4/30/2012 but prior to 4/29/2013)

RiverSource RAVA 5 Select Variable Annuity

(Offered for contract applications signed on or after 4/30/2012 but prior to 4/29/2013)

RiverSource RAVA 5 Access Variable Annuity

(Offered for contract applications signed on or after 4/30/2012 but prior to 4/29/2013)

File Nos. 333-179398/811-07355

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced variable annuities do not differ from that contained in Registrant’s Post-Effective Amendment No. 8 filed on April 25, 2016 and Post-Effective Amendment No. 9 filed on May 2, 2016.

If you have any questions or concerns regarding this filing, please contact me at (612) 671-8056 or Boba Selimovic at (612) 671-7449.

Sincerely,

/s/ Timothy D. Crawford

Timothy D. Crawford

Assistant General Counsel and

Assistant Secretary